MERGER WITH HWH INTERNATIONAL INC. (A NEVADA CORPORATION)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
MERGER WITH HWH INTERNATIONAL INC. (A NEVADA CORPORATION)

NOTE 3 - MERGER WITH HWH INTERNATIONAL INC. (A NEVADA CORPORATION)

HWH International Inc. (f.k.a. Alset Capital Acquisition Corp.; “SPAC”, the” Company”) was a special purpose acquisition company, incorporated in Delaware on October 20, 2021 and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). On January 9, 2024, the Company, HWH International Inc. (a Nevada corporation, “HWH-NV”) and HWH Merger Sub Inc. consummated the merger (the “Reverse Recapitalization”) pursuant to an agreement and plan of merger dated as of September 9, 2022.

The transaction was accounted for as a Reverse Recapitalization in accordance with accounting principles generally accepted in the United States. Under this method of accounting, SPAC was treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the Reverse Recapitalization, HWH-NV stockholders comprise a majority of voting power on the Company, most of senior management of HWH-NV continued as senior management of the combined company and identified a majority of the members of the board of directors of the combined company, both companies are under common control; and HWH-NV’s operations comprise the ongoing operations of the combined company. Accordingly, for accounting purposes, the Company is considered to be a continuation of HWH-NV, with the net identifiable assets of SPAC deemed to have been acquired by HWH-NV in exchange for HWH-NV common shares accompanied by a recapitalization, with no goodwill or intangible assets recorded.

In connection with the Business Combination:

●	The holders of 8,591,072 Public Shares properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from the IPO.

●	Immediately prior to the consummation of the Reverse Recapitalization (i) each of the 1,972,896 shares of SPAC’s Class A Common Stock was cancelled and converted into 1,972,896 shares of the Company’s common stock; (ii) each of the issued and outstanding 2,156,250 shares of SPAC’s Class B Common Shares were converted into 2,156,250 shares of SPAC’s Class A Common Stock and subsequently into 2,156,250 shares of the Company’s common stock; (iii) each of the SPAC’s 476,890 units were split into their component securities; and (iv) 909,875 new shares of the Company’s common stock were issued in connection with the conversion of the SPAC’s rights into the Company’s common shares.

●	12,500,000 shares of the Company’s common stock were delivered as consideration in the Business Combination

●	149,443 shares of the Company’s common stock were issued to a third party as payment for $1,509,375 of underwriting compensation.

The transaction described above was a transaction between entities under common control. SPAC, prior to the Business Combination, was 26% owned by Alset International Limited a public company listed on the Singapore Exchange Securities Trading Limited and 32% owned by Alset Inc., the ultimate owner of both SPAC and HWH-NV. HWH-NV was wholly-owned by Alset International Limited. In the transactions under common control, financial statements and financial information were presented as of the beginning of the period as though the assets and liabilities had been transferred at that date.

Consolidated Statement of Operations and Other Comprehensive Loss for the six Months Ended on June 30, 2023

	As SPAC previously booked	Merger with HWH-NV	As restated
	USD	USD	USD

Revenue
-Membership	$-	$12,583	$12,583
-Non-membership	-	383,177	383,177
Total revenue	$-	$395,760	$395,760

Cost of revenue
-Membership	$-	$(12,690)	$(12,690)
-Non-membership	-	(138,699)	(138,699)
Total cost of revenue	$-	$(151,389)	$(151,389)

Gross profit	$-	$244,371	$244,371

Operating expenses:
General and administrative expenses	$(392,608)	$(926,249)	$(1,318,857)
Total operating expenses	$(392,608)	$(926,249)	$(1,318,857)

Other income (expenses)
Other income	$1,474,398	$100,006	$1,574,404
Unrealized gain on related party transactions	-	2,521	2,521
Loss on equity method investment, related party	-	(63,645)	(63,645)
Total other income	$1,474,398	$38,882	$1,513,280

Income (loss) before provision for income taxes	$1,081,790	(642,966)	438,794

Provision for income taxes	(329,880)	-	(329,880)

Net income (loss)	$751,910	$(642,996)	$108,914

Less: Net profit attributable to Non-Controlling Interests	-	2,200	2,200
Net income (loss) attributable to the common shareholders	$751,910	$(645,196)	$106,714

Other comprehensive (loss) income:
Foreign exchange translation adjustment	-	74,355	74,355
Total Other comprehensive income, net of tax	$-	$74,355	$74,355

Comprehensive income (loss):	$751,910	$(570,841)	$181,069

Consolidated Balance Sheet as of December 31, 2023

	As SPAC previously booked	Merger with HWH-NV	As restated
	USD	USD	USD
ASSETS

Current Assets
Cash	$280,398	$878,803	$1,159,201
Account receivable, net	-	28,611	28,611
Inventory	-	1,977	1,977
Other receivables, net	-	41,203	41,203
Prepaid expenses	100,000	6,862	106,862
Total Current Assets	$380,398	$957,456	$1,337,854

Non-Current Assets
Property and equipment, net	$-	$129,230	$129,230
Cash and marketable securities held in Trust Account	21,346,768	-	21,346,768
Deposits	-	298,324	298,324
Operating lease right-of-use assets, net	-	598,508	598,508
Total Non-Current Assets	$21,346,768	$1,026,062	$22,372,830

TOTAL ASSETS	$21,727,166	$1,983,518	$23,710,684

LIABILITIES AND STOCKHOLDERS’ EQUITY

Current Liabilities
Accounts payable and accrued expenses	$30,156	$137,199	$167,355
Accrued commissions	-	85,206	85,206
Due to related parties, net	205,305	2,118,495	2,323,800
Operating lease liabilities - current	-	429,687	429,687
Deferred underwriting fee payable	3,018,750	-	3,018,750
Total Current Liabilities	$3,254,211	$2,770,587	$6,024,798

Non-Current Liabilities
Operating lease liabilities - Non-current	$-	$182,380	$182,380
Total Non-Current Liabilities	$-	$182,380	$182,380

Commitments and Contingencies

Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023	$20,457,011	$-	$20,457,011

Stockholders’ Equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023	-	-	-
Common stock, $0.0001 par value; 50,000,000 shares authorized; 16,223,301 and 10,000 issued and outstanding as of December 31, 2023	-	1	1
Class A common stock, $0.0001 par value; 50,000,000 shares authorized; 0 and 473,750 issued and outstanding as of December 31, 2023	47	-	47
Class B common stock, $0.0001 par value; 50,000,000 shares authorized; 0 and 2,156,250 issued and outstanding as of December 31, 2023	216	-	216
Additional paid in capital	-	9	9
Accumulated other comprehensive loss	-	(197,041)	(197,041)
Accumulated deficit	(1,984,319)	(781,084)	(2,765,403)
Total Stockholders’ Equity	$(1,984,056)	$(978,115)	$(2,962,171)
Non-controlling interests	-	8,666	8,666
Total Stockholders’ Deficit	(1,984,056)	(969,449)	(2,953,505)

TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$21,727,166	$1,983,518	$23,710,684